Offerings - Offering: 1	Jun. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, reserved for issuance pursuant to the Registrant's DENTSPLY SIRONA Inc. 2024 Omnibus Incentive Plan
Amount Registered | shares	15,000,000
Proposed Maximum Offering Price per Unit	10.165
Maximum Aggregate Offering Price	$ 152,475,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,056.80
Offering Note	Fee Calculation Rule 457(c) and 457(h) (1) Pursuant to Rule 416 under the Securities Act, the number of shares of common stock, par value $0.01 per share (Common Stock) of the Registrant, to be registered hereunder includes such indeterminate number of additional shares of Common Stock that may become issuable in accordance with any adjustment and anti-dilution provisions of the DENTSPLY SIRONA Inc. 2024 Omnibus Incentive Plan (as amended as of June 2, 2026). (2) Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, the offering price and registration fee are based on a price of $10.165 per share, which price is an average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Global Select Market on June 23, 2026.